                            MFS Managed Sectors Fund
                MFS/Foreign & Colonial International Growth Fund
                         MFS World Asset Allocation Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                       MFS Research Growth and Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                            MFS Emerging Growth Fund
                         MFS Alabama Municipal Bond Fund
                             MFS Capital Growth Fund
                        MFS Arkansas Municipal Bond Fund
                        MFS Gold & Natural Resources Fund
                       MFS California Municipal Bond Fund
                          MFS Intermediate Income Fund
                         MFS Florida Municipal Bond Fund
                              MFS High Income Fund
                         MFS Georgia Municipal Bond Fund
                         MFS Municipal High Income Fund
                        MFS Maryland Municipal Bond Fund
                             MFS Municipal Bond Fund
                      MFS Massachusetts Municipal Bond Fund
                                  MFS OTC Fund
                       MFS Mississippi Municipal Bond Fund
                              MFS Total Return Fund
                        MFS New York Municipal Bond Fund
                                MFS Research Fund
                     MFS North Carolina Municipal Bond Fund
                           MFS World Total Return Fund
                      MFS Pennsylvania Municipal Bond Fund
                               MFS Utilities Fund
                     MFS South Carolina Municipal Bond Fund
                              MFS World Equity Fund
                        MFS Tennessee Municipal Bond Fund
                           MFS World Governments Fund
                        MFS Virginia Municipal Bond Fund
                                 MFS Value Fund
                      MFS West Virginia Municipal Bond Fund
                            MFS Strategic Income Fund
                            MFS Municipal Income Fund
                              MFS World Growth Fund
                          MFS Growth Opportunities Fund
                                  MFS Bond Fund
                         MFS Government Securities Fund
                            MFS Limited Maturity Fund
                   Massachusetts Investors Growth Stock Fund
                       MFS Municipal Limited Maturity Fund
                      MFS Government Limited Maturity Fund
                          MFS Government Mortgage Fund
                          Massachusetts Investors Trust


                      Supplement to the Current Prospectus



         During the period from January 2, 1997 through April 15, 1997 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through Eligible IRAs during the Sales Period. A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by April 29, 1997, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The date of this Supplement is January 1, 1997.